Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Off-Balance-Sheet Originate Loans and Letters of Credit
The following table summarizes the Company’s
off-balance
sheet commitments to originate loans and letters of credit at December 31, 2020:

(in thousands)
Mortgage Loan Commitments:
Multi-family and commercial real estate	$310,261
One-to-four family	801
Acquisition, development, and construction	100,599

Total mortgage loan commitments	$411,661
Other loan commitments	2,063,559

Total loan commitments	$2,475,220
Commercial, performance stand-by, and financial stand-by letters of credit	375,876

Total commitments	$2,851,096

Guarantees and Indemnifications
The following table summarizes the Company’s guarantees and indemnifications at December 31, 2020:

(in thousands)	Expires Within One Year	Expires After One Year	Total Outstanding Amount	Maximum Potential Amount of Future Payments
Financial stand-by letters of credit	$164,498	$50,724	$215,222	$354,225
Performance stand-by letters of credit	3,351	—	3,351	3,351
Commercial letters of credit	3,860	1,038	4,898	18,300

Total letters of credit	$171,709	$51,762	$223,471	$375,876